Redeemable Convertible Preferred Stock and Warrants - Summary of Redeemable Convertible Preferred Stock Activity (Detail) - shares		9 Months Ended	12 Months Ended
	Jun. 02, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2009
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		41,737,048	34,481,623
Shares issued upon conversion of 2013 Convertible Notes			5,332,348
Redeemable convertible preferred stock, issuance of Series D-1 Preferred Stock		3,200,000
Shares issued for financing fee to Deerfield			1,923,077
Redeemable convertible preferred stock, exercise of Series D Preferred warrants		3,205
Less: Conversion of Preferred Stock into Common Stock upon IPO		(44,940,253)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	41,737,048
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		9,704,215	9,704,215
Shares issued upon conversion of 2013 Convertible Notes			0	2,204,215
Shares issued for financing fee to Deerfield			0
Less: Conversion of Preferred Stock into Common Stock upon IPO		(9,704,215)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	9,704,215
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		6,220,000	6,220,000
Shares issued upon conversion of 2013 Convertible Notes			0
Shares issued for financing fee to Deerfield			0
Less: Conversion of Preferred Stock into Common Stock upon IPO		(6,220,000)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	6,220,000
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		18,557,408	18,557,408
Shares issued upon conversion of 2013 Convertible Notes			0
Shares issued for financing fee to Deerfield			0
Less: Conversion of Preferred Stock into Common Stock upon IPO		(18,557,408)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	18,557,408
Series D Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		7,255,425	0
Shares issued upon conversion of 2013 Convertible Notes	5,332,348		5,332,348
Shares issued for financing fee to Deerfield	1,923,077		1,923,077
Redeemable convertible preferred stock, exercise of Series D Preferred warrants		3,205
Less: Conversion of Preferred Stock into Common Stock upon IPO		(7,258,630)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	7,255,425
Series D-1 Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares outstanding, beginning balance		0
Redeemable convertible preferred stock, issuance of Series D-1 Preferred Stock		3,200,000
Less: Conversion of Preferred Stock into Common Stock upon IPO		(3,200,000)
Redeemable convertible preferred stock, shares outstanding, ending balance		0	0